Note 25 - Supplemental Cash Flow Information (Details Textual) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash and cash equivalents held in trust as bonds for tax audits	$ 6.4	$ 5.2